SECURED PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
SECURED PROMISSORY NOTE

NOTE 8 –SECURED PROMISSORY NOTES

Steward Capital Holdings LP

On March 9, 2018, we entered into a Loan and Security Agreement (the “Agreement”) with Steward Capital Holdings LP (the “Steward Capital”) wherein Steward Capital made available to us a loan in the aggregate principal amount of up to $10,000,000 (the “Loan”). On March 9, 2018, the Company and Steward Capital entered into a Secured Term Promissory Note for $5,000,000, having a maturity date of September 9, 2019 (“Tranche A”). The Note bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate, less, 3.25%. The Agreement also includes payments of $25,000 in loan commitment fees and $100,000 (1%) of the funding in loan facility charges. The loan commitment fees and $50,000 in loan facility charges associated with Tranche A were recorded as debt discount and amortized ratably over the life of the loan. There is also an end of term charge of $250,000. The end of term charge is being recorded as accreted costs over the term of the loan. The Note is secured by substantially all of the assets of the Company.

On October 9, 2018, the Company and Steward Capital entered into a second Secured Term Promissory Note for $5,000,000 having a maturity date of April 9, 2020 (the “Second Note”) to complete the Agreement for $10,000,000. The Second Note bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate, less, 3.25%. Pursuant to the terms of the Agreement, the Company is required to pay a $50,000 loan facility charge.

The Agreement also contains covenants which include certain restrictions with respect to subsequent indebtedness, liens, loans and investments, asset sales and share repurchases and other restricted payments, subject to certain exceptions. The Agreement also contains financial reporting obligations. An event of default under the Agreement includes, but is not limited to, breach of covenants, insolvency, and occurrence of any default under any agreement or obligation of the Company. In addition, the Agreement contains a customary material adverse effect clause which states that in the event of a material adverse effect, an event of default would occur and the lender has the option to accelerate and demand payment of all or any part of the loan. A material adverse effect is defined in the Agreement as a material change in our business, operations, properties, assets or financial condition or a material impairment of its ability to perform all obligations under its Agreement. We were not in default of any conditions under the Loan and Security Agreements as of March 31, 2019. As of March 31, 2019, the principal balance was $10,000,000, net of debt discount of $46,310 and accreted cost totaled $176,229.

Energy Capital, LLC

On January 29, February 11, February 27, March 14 and March 28, 2019, we drew down advances of $1,000,000, $650,000, $750,000, $900,000 and $800,000, respectively, available under a loan and security agreement (the “Loan and Security Agreement”) with Energy Capital entered into on October 1, 2018 (the “Loan Agreement”) by the Company and Energy Capital (the “Loan”). The advance proceeds will be utilized primarily for operating capital. The principal amount outstanding under the Loan bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%. The Loan Agreement contains customary events of default and affirmative and negative covenants for transactions of this nature. Upon an event of default, Energy Capital has the right to require the Company to prepay the outstanding principal amount of the Loan plus all accrued and unpaid interest. All amounts outstanding under the Loan are secured by a lien on the Company’s assets, subject to terms of outstanding debt obligations, and become due and payable on the earlier to occur of September 30, 2019 or the completion by the Company of a capital raise with minimum proceeds to the Company of $20 million. On April 2, 2019, the Company and Energy Capital entered into a First Amendment to Loan and Security Agreement (the "First Amendment") to (i) amend the notice provisions of an Advance Request under the Loan Agreement from at least five (5) business days to at least one (1) business day before the Advance Date, (ii) increase the amount of the Advance from up to $1,000,000 a month to up to $1,500,000 a month, and (iii) change the definition of the term Maturity Date from the earlier of September 30, 2019 or 10 business days following the date of an Underwritten Public Offering to September 30, 2020.

NOTE 8 –SECURED PROMISSORY NOTE

On March 9, 2018, we entered into a Loan and Security Agreement (the “Agreement”) with an entity (the “Lender”) wherein the Lender made available to us a loan in the aggregate principal amount of up to $10,000,000 (the “Loan”). On March 9, 2018, the Company and the Lender entered into a Secured Term Promissory Note for $5,000,000, having a maturity date of September 9, 2019 (“Tranche A”). The Note bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate, less 3.25%. The Agreement also includes payments of $25,000 in loan commitment fees and $100,000 (1%) of the funding in loan facility charges. The loan commitment fees and $50,000 in loan facility charges associated with Tranche A were recorded as debt discount and amortized ratably over the life of the loan. There is also an end of term charge of $250,000. The end of term charge is being recorded as accreted costs over the term of the loan. The Note is secured by substantially all of the assets of the Company.

On October 9, 2018, the Company and the Lender entered into a second Secured Term Promissory Note for $5,000,000 having a maturity date of September 9, 2019 or 10 days after a public offering (the “Second Note”) to complete the Agreement for $10,000,000. The Second Note bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate, less 3.25%. Pursuant to the terms of the Agreement, the Company is required to pay a $50,000 loan facility charge, which is also recorded as a debt discount and amortized over the remaining term of the Second Note.

The Agreement also contains covenants which include certain restrictions with respect to subsequent indebtedness, liens, loans and investments, asset sales and share repurchases and other restricted payments, subject to certain exceptions. The Agreement also contains financial reporting obligations. An event of default under the Agreement includes, but is not limited to, breach of covenants, insolvency, and occurrence of any default under any agreement or obligation of the Company. In addition, the Agreement contains a customary material adverse effect clause which states that in the event of a material adverse effect, an event of default would occur and the lender has the option to accelerate and demand payment of all or any part of the loan. A material adverse effect is defined in the Agreement as a material change in our business, operations, properties, assets or financial condition or a material impairment of its ability to perform all obligations under its Agreement. We were not in default of any conditions under the Loan and Security Agreements as of December 31, 2018. As of December 31, 2018, the principal balance was $10,000,000, net of debt discount of $72,038 and accreted cost totaled $135,246.